SHARE OPTIONS AND WARRANTS - Options and warrants outstanding and exercisable (Details) Unit_Standard_pure_vTTdROVdLketMCJNiTuabA in Thousands, EquityInstruments in Thousands	Dec. 31, 2022 £ / shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022	Dec. 31, 2021 EquityInstruments £ / shares	Dec. 31, 2020 EquityInstruments £ / shares
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	£ 0.68			£ 0.81	£ 0.13
Number of options/warrants outstanding		18,698	18,698	17,689	42,202
Number of options/warrants exercisable		11,345	11,345	7,596
Warrants with grant date 15 January 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.25
Number of options/warrants outstanding		240
Number of options/warrants exercisable		240
Warrants with grant date 19 January 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.90
Number of options/warrants outstanding		110
Number of options/warrants exercisable		110
Warrants with grant date 19 April 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.35
Number of options/warrants outstanding		224
Number of options/warrants exercisable		224
Warrants with grant date 17 June 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.50
Number of options/warrants outstanding		22
Number of options/warrants exercisable		22
Options with grant date 25 July 2018
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.16
Number of options/warrants outstanding		1,000
Number of options/warrants exercisable		1,000
Options with grant date 17 July 2019
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.16
Number of options/warrants outstanding		537
Number of options/warrants exercisable		537
Options with grant date 5 February 2020, one
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.07
Number of options/warrants outstanding		4,362
Number of options/warrants exercisable		4,362
Options with grant date 3 February 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.94
Number of options/warrants outstanding		159
Number of options/warrants exercisable		151
Options with grant date 24 June 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.26
Number of options/warrants outstanding		1,000
Number of options/warrants exercisable		500
Options with grant date 27 June 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.35
Number of options/warrants outstanding		500
Number of options/warrants exercisable		250
Options with grant date 1 July 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.16
Number of options/warrants outstanding		500
Number of options/warrants exercisable		250
Options with grant date 13 July 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.00
Number of options/warrants outstanding		1,000
Number of options/warrants exercisable		500
Options with grant date 22 September 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.57
Number of options/warrants outstanding		4,150
Number of options/warrants exercisable		1,758
Options with grant date 23 November 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.30
Number of options/warrants outstanding		500
Number of options/warrants exercisable		184
Options with grant date 17 December 2021
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.86
Number of options/warrants outstanding		675
Number of options/warrants exercisable		234
Options with grant date 19 May 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.51
Number of options/warrants outstanding		3,350
Number of options/warrants exercisable		861
Options with grant date 27 June 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.34
Number of options/warrants outstanding		250
Number of options/warrants exercisable		42
Options with grant date 31 March 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	0.94
Number of options/warrants outstanding		60
Number of options/warrants exercisable		60
Options with grant date 31 July 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.00
Number of options/warrants outstanding		10
Number of options/warrants exercisable		10
Options with grant date 31 August 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.04
Number of options/warrants outstanding		10
Number of options/warrants exercisable		10
Options with grant date 31 September 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.12
Number of options/warrants outstanding		10
Number of options/warrants exercisable		10
Options with grant date 31 October 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.05
Number of options/warrants outstanding		10
Number of options/warrants exercisable		10
Options with grant date 31 November 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	1.02
Number of options/warrants outstanding		10
Number of options/warrants exercisable		10
Options with grant date 31 December 2022
SHARE OPTIONS AND WARRANTS
Exercise Price | £ / shares	£ 1.01
Number of options/warrants outstanding		10
Number of options/warrants exercisable		10